INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Statutory And Other Reserves [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Nocera Stockholders Equity [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 9,132	$ 0	$ 2,692,973	$ 191,219	$ (293,162)	$ (49,770)	$ 2,550,392	$ 0	$ 2,550,392
Beginning balance, shares at Dec. 31, 2020	9,131,786
Foreign currency translation Adjustments						(1,669)	(1,669)		(1,669)
Share-based compensation			103,155				103,155		103,155
Net loss					49,490		49,490		49,490
Ending balance, value at Mar. 31, 2021	$ 9,132	$ 0	2,796,128	191,219	(243,672)	(51,439)	2,701,368	0	2,701,368
Ending balance, shares at Mar. 31, 2021	9,131,786
Beginning balance, value at Dec. 31, 2021	$ 10,607	$ 80	14,472,705	191,219	(9,918,553)	13,906	4,769,964	0	4,769,964
Beginning balance, shares at Dec. 31, 2021	10,607,150	80,000
Consultancy services settled by equities	$ 100		502,900				503,000		503,000
Common stock issuance, shares	100,000
Foreign currency translation Adjustments						129,231	129,231		129,231
Share-based compensation			103,155				103,155		103,155
Net loss					(805,720)		(805,720)		(805,720)
Ending balance, value at Mar. 31, 2022	$ 10,707	$ 80	$ 15,078,760	$ 191,219	$ (10,724,273)	$ 143,137	$ 4,699,630	$ 0	$ 4,699,630
Ending balance, shares at Mar. 31, 2022	10,707,150	80,000